Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies	rganization and Basis of Presentation
Company
Effective February 8, 2021, we changed our name to Eneti Inc. from Scorpio Bulkers Inc., following receipt of the approval of our shareholders at a special meeting held on February 3, 2021.

Eneti Inc. and its subsidiaries (together the “Company”) is an international shipping company that owns and operates the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 dwt in the international shipping markets. Eneti Inc. was incorporated in the Republic of the Marshall Islands on March 20, 2013.

The Company’s vessels transport a broad range of major and minor bulk commodities, including ores, coal, grains, and fertilizers, along worldwide shipping routes, and are, or are expected to be, employed primarily in the spot market or in spot market-oriented pools of similarly sized vessels. As of December 31, 2020, the Company owned or finance leased 41 vessels consisting of 13 Kamsarmax vessels and 28 Ultramax vessels and time chartered-in five Kamsarmax vessels.

The Company is organized by vessel type into two operating segments (see Note 16, Segments, to the consolidated financial statements):

•Ultramax - includes vessels ranging from approximately 60,200 DWT to 64,000 DWT
•Kamsarmax - includes vessels ranging from approximately 82,000 DWT to 84,000 DWT

In addition, in August 2020, the Company signed a letter of intent to enter into a shipbuilding contract with Daewoo Shipbuilding and Marine Engineering Inc. to build a wind turbine installation vessel (“WTIV”) which is expected to be delivered in 2023, with options to construct three further similar vessels. The Company’s purchase of the WTIV is subject to the negotiation and execution of definitive documentation.

The Company’s vessels have been commercially managed by Scorpio Commercial Management S.A.M., or SCM, an entity controlled by the Lolli-Ghetti family of which Emanuele Lauro, the Company’s co-founder, Chairman and Chief Executive Officer, and Filippo Lauro, the Company’s Vice President, are members. SCM’s services have included securing employment for the Company’s vessels in pools, in the spot market and on time charters.

The Company’s vessels have been technically managed by Scorpio Ship Management S.A.M., or SSM, an entity controlled by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services as necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.

The Company has also entered into an administrative services agreement, as amended from time to time, or the Amended Administrative Services Agreement, with Scorpio Services Holding Limited, or SSH, an entity controlled by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include provision of administrative staff, office space and accounting, legal compliance, financial and information technology services, in addition to arranging vessel sales and purchases for the Company.
Basis of accounting
The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation.
Comprehensive income is net income and thus not presented separately.
Reverse stock split

On April 7, 2020, the Company effected a one-for-ten reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.
Going concern
The Company’s revenue is primarily derived from pool revenue. The bulker shipping industry is volatile and a sustained cyclical downturn could have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.
The fair market values of the Company’s vessels also experience high volatility. The fair value of the vessels may increase or decrease depending on a number of factors including, but not limited to, the prevailing level of charter rates and day rates, general economic and market conditions affecting the international shipping industry, types, sizes and ages of vessels, supply and demand for vessels, availability of or developments in other modes of transportation, competition from other shipping companies, cost of newbuildings, governmental or other regulations and technological advances. In addition, as vessels grow older they generally decline in value. If the fair value of its vessels declines, the Company may not be in compliance with certain provisions of its credit facilities and it may not be able to refinance its debt. The prepayment of certain credit facilities may be necessary for the Company to maintain compliance with certain covenants in the event that the value of its vessels falls below a certain level. Additionally, if the Company sells one or more of its vessels at a time when vessel prices have fallen, the sale price may be less than the vessel’s carrying value on its consolidated financial statements, resulting in a loss on sale or an impairment loss being recognized, ultimately leading to a reduction in earnings. Furthermore, if vessel values fall significantly, this could indicate a decrease in the recoverable amount for the vessel which may result in an impairment adjustment in the carrying value of the vessel.
These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.
Significant Accounting Policies
Principles of Consolidation
The consolidated financial statements represent the consolidation of the accounts of Eneti Inc. and its subsidiaries in conformity with U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation. Investments in unconsolidated companies (generally 20 to 50 percent ownership), in which the Company has the ability to exercise significant influence but neither has a controlling interest nor is the primary beneficiary, are accounted for under the equity method.
The Company consolidates entities in which it holds a controlling financial interest. A controlling financial interest is one in which the Company has a majority voting interest or one in which the Company is the primary beneficiary of a variable interest entity (“VIE”). The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. For entities in which the Company has a variable interest, the Company determines if the entity is a VIE by considering whether the entity’s equity investment at risk is sufficient to finance its activities without additional subordinated financial support and whether the entity’s at risk equity holders have the characteristics of a controlling financial interest. In performing the analysis of whether the Company is the primary beneficiary of a VIE, the Company considers whether it individually has the power to direct the activities of the VIE that most significantly affect the entity’s performance and also has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.
Accounting estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosures of contingent assets, liabilities, revenues, and expenses. Actual results could differ from those results.
In addition to the estimates noted above, significant estimates include vessel valuations, useful life of vessels, and residual value of vessels.
Revenue recognition
During 2020, virtually all of the Company’s revenues were sourced from commercial pools which, along with time charters, fall under the guidance of US GAAP for leases. In commercial pools the Company participates with other shipowners to operate a large number of vessels as an integrated transportation system, which offers customers greater flexibility and a higher level of service while achieving scheduling efficiencies. The operation of the pool enables both pool customers and participants to share the benefits achieved from these efficiencies. Under pooling arrangements, vessels are leased to and placed at the disposal and control of the pool during their participation in the pool. The Pool Manager negotiates and enters into arrangements for the commercial employment and operation of the pool vessels so as to secure the highest earnings to be shared among the pool participants. All revenues earned by the pool from the operation of the pool vessels, after deduction of all costs involved in the operation of the pool, is shared among the pool participants based upon pool points, in accordance with the contract. All other revenues not falling under US GAAP lease guidance are recognized pursuant to ASC 606, which recognizes revenue at an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring such goods or services to a customer (as defined in the standard).
Voyage expenses
Voyage expenses primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters, brokerage commissions and miscellaneous voyage expenses that the Company is unable to recoup under time charter and pool arrangements.
Charterhire expense
Charterhire expense is the amount we pay the owner for time chartered-in vessels. The amount is usually for a fixed period of time at charter rates that are generally fixed, but may contain a variable component based on drybulk indices, inflation, interest rates, profit sharing, or current market rates. The vessel’s owner is responsible for crewing and other vessel operating costs. Charterhire expense is recognized ratably over the charterhire period.
Operating leases
Costs in respect of operating leases are charged to Charterhire expense in the Consolidated Statement of Operations on a straight line basis over the lease term.
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees, are expensed as incurred.
Technical management fees are paid to SSM (See Note 14, Related Party Transactions). Pursuant to the Revised Master Agreement, SSM provides us with technical services, and we provide it with the ability to subcontract technical management of our vessels.
Foreign currencies
The individual financial statements of Eneti Inc. and each of its subsidiaries are maintained in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.
In preparing the consolidated financial statements of Eneti Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. Any change in exchange rate between the date of recognition and the date of settlement may result in a gain or loss which is included in the Consolidated Statement of Operations. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into the functional currency at rates ruling at that date. All resultant exchange differences are included in the Consolidated Statement of Operations.
Cash and cash equivalents
Cash and cash equivalents are comprised of cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, and that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.
Inventories
Inventories consist mainly of lubricating oils used in the operations of the vessels and are stated at the lower of cost or net realizable value. Cost is determined using the first-in-first-out method.
Assets held for sale
Assets held for sale include vessels and contracts for the construction of vessels and are classified in accordance with ASC 360, Property, Plant, and Equipment. The Company considers such assets to be held for sale when all of the following criteria are met:
•management commits to a plan to sell the property;
•it is unlikely that the disposal plan will be significantly modified or discontinued;
•the property is available for immediate sale in its present condition;
•actions required to complete the sale of the property have been initiated;
•sale of the property is probable and we expect the completed sale will occur within one year; and
•the property is actively being marketed for sale at a price that is reasonable given its current market value.
Upon designation as an asset held for sale, the Company records the asset at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and, if the asset is a vessel, the Company ceases depreciation.
Determination of fair value less costs to sell implies significant judgments. Management estimated the fair value of each individual vessel in the fleet based on its specific characteristics, such as category of the vessel (Ultramax or Kamsarmax), year and shipyard of construction, cargo carrying capacity, scrubbers retrofit, the Company’s recent sales transactions for similar vessels, and other factors. Management also estimated incremental direct costs to sell mainly on the basis of existing contracts (termination fees to be paid to related party commercial and technical managers) and customary industry practices (commissions to be paid to brokers).

The Company’s vessels have been commercially managed by SCM and technically managed by SSM pursuant to the Master Agreement, which may be terminated by either party upon 24 months’ notice, unless terminated earlier in accordance with its terms. In the event of a sale of one or more vessels, a notice period of three months and a payment equal to three months of management fees will apply, provided that the termination does not amount to a change of control, including a sale of all or substantially all vessels, in which case a payment equal to 24 months of management fees will apply as was the case in the fourth quarter of 2020, when the Company’s Board of Directors authorized the Company, as part of its transition to a sustainable future, to sell its remaining dry bulk vessels and exit the dry bulk sector during 2021. This fee was considered as part of our assessment of the fair value less cost to sell of our remaining fleet, and is therefore included in the captions "Loss/write down on assets held for sale-related party" in the Consolidated Statement of Operations, and "Assets held for sale" in the Consolidated Balance Sheet.
Vessels, net
Vessels, net is stated at historical cost less accumulated depreciation. Included in vessel costs are acquisition costs directly attributable to the acquisition of a vessel including capitalized interest and expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated to their residual value on a straight-line basis over their estimated useful lives of 25 years from the date the vessel is ready for its first voyage. The estimated useful life of 25 years is management’s best estimate and is also consistent with industry practice for similar vessels. The residual value is estimated as the lightweight tonnage of each vessel multiplied by an estimated scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four years average scrap market rates at the balance sheet date.
When regulations place limitations over the ability of a vessel to trade on a worldwide basis, or when the cost of complying with such regulations is not expected to be recovered, we will adjust the vessel’s useful life to end at the date such regulations preclude such vessel’s further commercial use.
The carrying value of the Company’s vessels does not represent the fair market value of such vessels or the amount it could obtain if it were to sell any of its vessels, which could be more or less. Under U.S. GAAP, the Company would not record a loss if the fair market value of a vessel (excluding its charter) is below its carrying value unless and until it determines to sell that vessel or the vessel is impaired as discussed below under “Impairment of long-lived assets held for use.”
Vessels under construction
Vessels under construction are measured at cost and include costs incurred that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These costs include installment payments made to the shipyards, capitalized interest, professional fees, and other costs deemed directly attributable to the construction of the asset. Vessels under construction are not depreciated.
Deferred drydocking costs
The vessels are required to undergo planned drydocks or underwater inspections for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. When the drydock expenditure occurs prior to the expiry of the period, the remaining balance is expensed.
Costs capitalized as part of the drydock include actual costs incurred at the drydock yard and parts and supplies used in making such repairs. We only include in deferred drydocking costs those direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that extend the economic life of the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.
Impairment of long-lived assets held for use
In accordance with ASC subtopic 360-10, Property, Plant and Equipment, long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset or asset group and its eventual disposition.

For purposes of recognition and measurement of an impairment loss, long-lived assets are grouped with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets, which is generally at the vessel pool level for vessels operating within pools. In performing its impairment review, the Company performs a recoverability test comparing an estimate of undiscounted cash flows to carrying value to determine if the asset group is impaired. In developing its estimates of undiscounted cash flows, the Company makes significant assumptions and estimates about future performance, with the most significant assumptions relating to (i) charter rates on expiry of existing charters, which are based on the current fixing applicable to five-year time charter rates and thereafter, the ten-year historical average for each category of vessel (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) drydocking frequency, duration and cost (v) estimated useful life which is assessed as a total of 25 years and (vi) estimated scrap values. In the case of an indication of impairment, the results of a recoverability test would also be sensitive to the discount rate applied.

An impairment loss is recognized when the carrying amount of the asset group is greater than both the undiscounted cash flows and its fair value. In instances where the carrying value of an asset group is not recoverable, measurement of the impairment loss is based upon the amount by which the collective fair values of the vessels in the asset group exceed their collective carrying values. The fair values are determined based upon available market data as well as third party valuations performed on each individual vessel.

During December 2020, the Company’s Board of Directors authorized the Company, as part of its transition to a sustainable future, to sell its remaining dry bulk vessels and exit the dry bulk sector during 2021, classifying all of its remaining fleet as held for sale at December 31, 2020. As a result of this decision, the Company recorded a charge of $458.8 million to remeasure its fleet to its fair value less costs to sell.
During our fourth quarter 2019 assessment, we determined that the undiscounted future income streams expected to be generated by each asset group, over their remaining operating lives exceeded and therefore would be sufficient to recover their respective carrying values and, accordingly, we confirmed that our vessels were not impaired under U.S. GAAP. As of December 31, 2019 we owned 52 vessels with an average remaining useful life of 21 years.

During our fourth quarter 2018 assessment, we determined that the undiscounted future income streams expected to be generated by each asset group, over their remaining operating lives exceeded and therefore would be sufficient to recover their respective carrying values and, accordingly, we confirmed that our vessels were not impaired under U.S. GAAP. As of December 31, 2018 we owned 56 vessels with an average remaining useful life of 22 years.

In our impairment testing, we also examine the sensitivity of the future income streams expected to be earned and carrying values to be recovered by reviewing other scenarios relative to the initial assumptions we used to see if the resulting impact would have resulted in a different conclusion. Accordingly, we perform a sensitivity analysis based on more conservative expected useful lives and carrying amounts for our vessels.
Although we believe that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are highly subjective. There can be no assurance as to how long charter rates and vessel values will remain at their currently low levels or whether they will improve by any significant degree. Charter rates may decrease, which could adversely affect our revenue and profitability, as well as the fair value of our vessels held for sale.
Fair value of financial instruments
Substantially all of the Company’s financial instruments are carried at fair value or amounts approximating fair value. Cash and cash equivalents, interest rate caps, amounts due to / from charterers, accounts payable and long-term debt, are carried at market value or estimated fair value. Please also see “Equity Investments” below.
Deferred financing costs, net
Deferred financing costs, included in other assets or as a reduction to debt balances (as described above), consist of fees, commissions and legal expenses associated with obtaining or modifying secured credit facilities and financing obligations. These costs are amortized over the life of the related debt using the effective interest rate method and are included in Financial expense, net in the Consolidated Statement of Operations. Amortization was $3.6 million, $3.8 million, and $9.6 million, respectively, for the years ended December 31, 2020, 2019 and 2018. Deferred financing costs were $21.3 million and $20.0 million, and accumulated amortization was $13.4 million and $6.7 million as of December 31, 2020 and 2019, respectively. The Company expects to amortize or write-off the remaining $7.9 million as of December 31, 2020 during 2021.
The Company wrote off $3.1 million and $3.8 million during years ended December 31, 2020 and 2019, respectively, related to the refinancing of existing debt and the repayment of debt.
Earnings per share
Basic earnings per share is determined by dividing the net income (loss) by the weighted average number of common shares outstanding, while diluted earnings per share is determined by dividing net income (loss) by the average number of common stock adjusted for the dilutive effect of common stock equivalents by application of the treasury stock method. Common stock equivalents are excluded from the diluted calculation if their effect is anti-dilutive.
Share-based Compensation
We follow ASC Subtopic 718-10, Compensation-Stock Compensation, for restricted stock issued under our equity incentive plan. Share-based compensation expense requires measurement of compensation cost for share-based awards at fair value and recognition of compensation cost over the vesting period. The restricted stock awards granted to our employees and directors have graded vesting schedules and contain only service conditions. The Company recognizes compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.
The fair value of restricted stock awards is based on the fair value of the Company’s common stock on the grant date.
Income tax
Eneti Inc. is incorporated in the Republic of the Marshall Islands, and its vessel owning subsidiaries are incorporated in the Republic of the Marshall Islands. In accordance with the income tax laws of the Marshall Islands, we are not subject to Marshall Islands income tax. We are also exempt from income tax in other jurisdictions including the United States of America due to tax treaties or domestic tax laws; therefore, we will not have any tax charges, benefits, or balances.
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk are amounts due from charterers and from related parties. With respect to balances due from the Scorpio Ultramax Pool, and the Scorpio Kamsarmax Pool (see Note 14, Related Party Transactions), the Company, through SCM, limits its credit risk by performing ongoing credit evaluations and, when deemed necessary, requires letters of credit, guarantees or collateral.  The Company earned 30%, and 50% of its revenues from two customers during the year ended December 31, 2020. The Company earned 31% and 60% of its revenues, from two customers during the year ended December 31, 2019. During the year ended December 31, 2018, the Company earned 36% and 64% of its revenues from two customers. Management does not believe significant risk exists in connection with the Company’s concentrations of credit at December 31, 2020 due to the number of charterers with which the pools conduct business.
At December 31, 2020, the Company maintains all of its cash and cash equivalents with two financial institutions.  None of the Company’s cash and cash equivalent balances are covered by insurance in the event of default by these financial institutions.
Interest rate risk
The Company is exposed to the impact of interest rate changes primarily through its variable-rate borrowings which consist of borrowings under its secured credit facilities. Significant increases in interest rates could adversely affect our margins, net income and our ability to service our debt.  The Company entered into derivative contracts, which expired on December 31, 2020, to hedge its overall exposure to interest rate risk exposure (see Derivative financial instruments below for further information).
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows.
Current economic conditions make forecasting difficult, and there is the possibility that our actual trading performance during the coming year may be materially different from expectations. We could also pursue other means to raise liquidity, such as through the sale of vessels, to meet these obligations. There can be no assurance that these or other measures will be successful and a deterioration in economic conditions or a failure to refinance our debt that is maturing could cause us to breach our debt covenants and could have a material adverse effect on our business, results of operations, cash flows and financial condition.
Based on internal forecasts and projections, which assume the sale of the remainder of our vessel fleet, in addition to our ability to sell our investment in Scorpio Tankers Inc. (“Scorpio Tankers”), we believe that we have adequate financial resources to continue in operation and meet our financial commitments (including but not limited to debt service obligations and charterhire commitments) for a period of at least 12 months from the date of issuance of this annual report. Accordingly, we continue to adopt the going concern basis in preparing our financial statements.
Currency and exchange rate risk
The international shipping industry’s functional currency is the U.S. Dollar. Virtually all of our revenues and most of our operating costs are in U.S. Dollars. We incur certain operating expenses in currencies other than the U.S. Dollar, and the foreign exchange risk associated with these operating expenses is immaterial.
Equity Investments
Equity investments for which we have the ability to exercise significant influence, but not control over the investee and are not the primary beneficiary of the investee’s activities are accounted for under the equity method. At December 31, 2020, the
Company’s equity method investments consist solely of an approximately 3.7% common stock ownership interest in a related party, Scorpio Tankers Inc., over which it has the ability to exercise significant influence. In accounting for its investment in Scorpio Tankers, the Company has elected to use the fair value option, available under ASC 825 for investments subject to the equity method of accounting, as it more accurately reflects the economic substance of its ownership interest in Scorpio Tankers. The initial election of the fair value option did not have any impact on the Company’s earnings. The Company measures its fair value based upon the quoted market price of Scorpio Tankers common stock. Our share of gains and losses in the fair value of the Scorpio Tankers investment as well as dividend income are recorded in Income (loss) from equity investment - related party in the Consolidated Statement of Operations. At December 31, 2020, the Company did not have any cost method investments.
Derivative financial instruments
The Company uses derivative financial instruments, primarily interest rate caps, to hedge certain interest rate exposure. The Company does not use derivative financial instruments for speculative purposes.
All derivative financial instruments are carried on the balance sheet at fair value. Fair value of derivatives is determined by reference to observable prices that are based on inputs not quoted on active markets, but corroborated by market data. The accounting for changes in the fair value of a derivative instrument depends on whether the derivative has been designated as and qualifies as part of a hedging relationship. The use of derivative instruments has been limited to interest rate cap agreements. The fair values of derivative instruments are included in Other assets in the accompanying balance sheets. The Company has not elected to designate any of its derivative instruments as hedging instruments under ASC 815, Derivatives and Hedging, and as such the gain or loss on the derivative is recognized in Financial expense, net in current earnings during the period of change.
The valuation of interest rate cap agreements is determined using the Black Model, which considers among other factors, the contractual terms of derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and expected volatility, adjusted for counterparty risk. The Company may enter into derivative contracts that are intended to economically hedge certain of its risks, even though hedge accounting does not apply or we elect not to apply hedge accounting.
Recently adopted accounting standards
The Company has adopted Financial Accounting Standards Board, or the FASB, Accounting Standards Codification, or the ASC, Topic 842, “Leases” effective January 1, 2019 using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate its comparative prior year periods. Under the new lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases. The cumulative effect adjustment to the Company’s opening balance of accumulated deficit was zero.
The Company determines if an arrangement contains a lease at inception. This determination requires judgment with arrangements generally considered to contain a lease when all of the following apply:
•It conveys the right to control the use of an identified asset for a period of time to the lessee;
•The lessee enjoys substantially all economic benefits from the use of the asset; and
•The lessee directs the use of the identified asset.
At the present time, substantially all of the Company’s revenues are sourced from commercial pools, which along with time charters, fall under the guidance of U.S. GAAP for leases. Based on the Company's analysis of its contracts, the Company determined that its pool arrangements meet the definition of operating leases under ASC 842. As lessor, the Company leases its vessels to pools, which manage the vessels in order to enter into transportation contracts with their customers and enjoy the economic benefits derived from such arrangements.  Furthermore, the pools can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use. The Company, as lessor, elected to apply the practical expedient to not separate lease and associated non-lease components and instead to account for each separate lease component and the associated non-lease components as a single component, as the criteria for not separating the lease and non-lease components of its arrangements are met since: (a) the timing and pattern of transfer are the same for both the lease and non-lease components, (b) the lease component of the contracts, if accounted for separately, would be classified as an operating lease, and (c) the lease component is the predominant component in the arrangement.
Under the commercial pool agreements, the pool participants share the revenue generated by the entire pool in accordance with a point system that allocates points to each vessel in the pool, based upon performance, age and other factors. As a pool participant, the Company accounts for its vessels as assets and records lease revenue for each period as the variability associated with lease payments is resolved.
At times, the Company charters in vessels to supplement its own fleet and engages them in time charters to the commercial pools. Subsequent to the January 1, 2019 adoption date, the Company entered into agreements to lease six vessels from third parties for which it recognized the operating lease right-of-use assets and the corresponding lease liabilities on the consolidated balance sheet. At lease commencement, the Company calculates the present value of lease payments discounted at the rate implicit in the lease, if available, or otherwise at its incremental borrowing rate. The Company’s incremental borrowing rate reflects the interest rate it would need to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment.
The Company also enters into sale and leaseback transactions, all of which contain lessee fixed price repurchase obligations. In accordance with ASC 842, such transactions are accounted for as failed sales and accordingly, the Company continues to recognize these vessels at their net book values on the consolidated balance sheet while also recognizing their financial liabilities for the financing amount drawn down on the accompanying consolidated balance sheet under “Financing obligation” and the variable amount of consideration paid under “Financial expense, net” in the accompanying consolidated statement of operations.
The Company recognizes lease payments for all operating leases as charterhire expense on the consolidated statements of operations on a straight-line basis over the lease term.